Cash and stock-based compensation plans (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Shares (beginning balance)		0	1,812
Outstanding Shares (ending balance)	534	0	1,812
Restricted Stock Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Shares (beginning balance)	3,518
Granted Shares	0
Vested Shares	(3,518)
Outstanding Shares (ending balance)	0
Outstanding Weighted average grant date fair value	$ 21.35
Granted - Weighted average grant date fair value	$ 0
Vested - Weighted average grant date fair value	$ 21.35